SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES


                Investment Company Act file number: 811-07391

                        AB Unconstrained Bond Fund, Inc.
               (Exact name of registrant as specified in charter)

                             AllianceBernstein L.P.
              1345 Avenue of the Americas, New York, New York 10105
               (Address of Principal Executive Office) (Zip Code)

               Registrant's Telephone Number, including Area Code:
                                 (800) 221-5672

                                 EMILIE D. WRAPP
                             AllianceBernstein L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

                          Copies of communications to:
                                 Paul M. Miller
                              Seward & Kissel LLP
                               901 K Street, N.W.
                                   Suite 800
                             Washington, D.C. 20001

                       Date of fiscal year end: October 31

             Date of reporting period: July 1, 2015 - June 30, 2016

Item 1.  Proxy Voting Record.

******************************* FORM N-PX REPORT *******************************

ICA File Number: 811-07391
Reporting Period: 07/01/2015 - 06/30/2016
AB Unconstrained Bond Fund, Inc.









======================= AB Unconstrained Bond Fund, Inc. =======================


GOLDEN ENERGY OFFSHORE AS

Ticker:                      Security ID:  R2R70WAA0
Meeting Date: SEP 14, 2015   Meeting Type: Bondholder
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Summons                         For       For          Management
2     Approve Agenda                          For       For          Management
3     Elect Minutes Keepers                   For       For          Management
4     Adopt Proposal                          For       For          Management


--------------------------------------------------------------------------------

GOLDEN ENERGY OFFSHORE AS

Ticker:                      Security ID:  R2R70WAA0
Meeting Date: MAR 11, 2016   Meeting Type: Bondholder
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Summons                         For       For          Management
2     Approve Agenda                          For       For          Management
3     Elect Minutes Keepers                   For       For          Management
4     Adopt Proposal                          For       For          Management


--------------------------------------------------------------------------------

GOLDEN ENERGY OFFSHORE AS

Ticker:                      Security ID:  R2R70WAA0
Meeting Date: MAR 30, 2016   Meeting Type: Bondholder
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Summons                         For       For          Management
2     Approve Agenda                          For       For          Management
3     Elect Minutes Keepers                   For       For          Management
4     Adopt Proposal                          For       For          Management


--------------------------------------------------------------------------------

PARAGON OFFSHORE PLC

Ticker:       PGNPQ          Security ID:  69913JAA7
Meeting Date: MAY 31, 2016   Meeting Type: Written Consent
Record Date:  APR 06, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     The Plan                                None      For          Management
2     Opt Out of the Release by Holders of    None      Abstain      Management
      Claims and Interests


--------------------------------------------------------------------------------

PARAGON OFFSHORE PLC

Ticker:       PGNPQ          Security ID:  69913JAB5
Meeting Date: MAY 31, 2016   Meeting Type: Written Consent
Record Date:  APR 06, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     The Plan                                None      For          Management
2     Opt Out of the Release by Holders of    None      Abstain      Management
      Claims and Interests


--------------------------------------------------------------------------------

RESOLUTE FOREST PRODUCTS INC.

Ticker:       RFP            Security ID:  76117W109
Meeting Date: JUN 01, 2016   Meeting Type: Annual
Record Date:  APR 08, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Michel P. Desbiens       For       For          Management
1.2   Elect Director Jennifer C. Dolan        For       For          Management
1.3   Elect Director Richard D. Falconer      For       For          Management
1.4   Elect Director Richard Garneau          For       For          Management
1.5   Elect Director Jeffrey A. Hearn         For       For          Management
1.6   Elect Director Bradley P. Martin        For       For          Management
1.7   Elect Director Alain Rheaume            For       For          Management
1.8   Elect Director Michael S. Rousseau      For       For          Management
1.9   Elect Director David H. Wilkins         For       For          Management
2     Ratify PricewaterhouseCoopers LLP as    For       For          Management
      Auditors
3     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation

========== END NPX REPORT

                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                              Registrant: AB Unconstrained Bond Fund, Inc.



                              By: Robert M. Keith*
                                  -----------------------
                                  Chief Executive Officer



                              Date:  August 31, 2016



*By: /s/ Emilie D. Wrapp
     -------------------
         Emilie D. Wrapp
         Secretary

                               POWER OF ATTORNEY

            KNOW ALL PERSONS BY THESE PRESENTS, that the person whose signature appears below hereby revokes all prior powers granted by the undersigned to the extent inconsistent herewith and constitutes and appoints Robert M. Keith, Emilie D. Wrapp, Eric C. Freed, Nancy E. Hay and Stephen J. Laffey and each of them, to act severally as attorney-in-fact and agent, with power of substitution and resubstitution, for the undersigned in any and all capacities, solely for the purpose of signing the respective Registration Statements, and any amendments thereto, on Form N-1A and any other filings of:

-AB Blended Style Series, Inc.
-AB Bond Fund, Inc.
-AB Cap Fund, Inc.
-AB Core Opportunities Fund, Inc.
-AB Corporate Shares
-AB Discovery Growth Fund, Inc.
-AB Equity Income Fund, Inc.
-AB Exchange Reserves
-AB Fixed-Income Shares, Inc.
-AB Global Bond Fund, Inc.
-AB Global Real Estate Investment Fund, Inc.
-AB Global Risk Allocation Fund, Inc.
-AB Global Thematic Growth Fund, Inc.
-AB Growth and Income Fund, Inc.
-AB High Income Fund, Inc.
-AB Institutional Funds, Inc.
-AB International Growth Fund, Inc.
-AB Large Cap Growth Fund, Inc.
-AB Municipal Income Fund, Inc.
-AB Municipal Income Fund II
-AB Trust
-AB Unconstrained Bond Fund, Inc.
-AB Variable Products Series Fund, Inc.
-The AB Portfolios
-The AB Pooling Portfolios
-Sanford C. Bernstein Fund II, Inc.

and filing the same, with exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, hereby ratifying and confirming all that said attorneys-in-fact, or their substitute or substitutes, may do or cause to be done by virtue hereof.


                                           /s/ Robert M. Keith
                                           ------------------------
                                           Robert M. Keith


Dated: August 4, 2015